UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-22061
Name of Fund:
BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
09/30/2024
Date of reporting period:
09/30/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock 20/80 Target Allocation Fund
Institutional Shares | BICPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Institutional Shares returned 16.37%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 16.06%.
What contributed to performance?
Allocations to U.S. large-cap stocks, core U.S. fixed income, a bond total return strategy, and long-duration U.S. Treasuries made the largest contributions. (Duration is a measure of interest rate sensitivity.)
What detracted from performance?
At a time of positive returns for the financial markets more broadly, none of the Fund’s allocations detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.37%	3.46%	3.97%
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	16.06	3.34	3.93
Key Fund statistics
Net Assets	$440,774,854
Number of Portfolio Holdings	18
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	94%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Conservative Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	20.5%
Short-Term Securities	4.4%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Institutional Shares | BICPX
Annual Shareholder Report — September 30, 2024
BICPX-09/24-AR

BlackRock 20/80 Target Allocation Fund
Investor A Shares | BACPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48(a)	0.44%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 16.06%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 16.06%.
What contributed to performance?
Allocations to U.S. large-cap stocks, core U.S. fixed income, a bond total return strategy, and long-duration U.S. Treasuries made the largest contributions. (Duration is a measure of interest rate sensitivity.)
What detracted from performance?
At a time of positive returns for the financial markets more broadly, none of the Fund’s allocations detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.06%	3.13%	3.62%
Investor A Shares (with sales charge)	9.97	2.03	3.07
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	16.06	3.34	3.93
Key Fund statistics
Net Assets	$440,774,854
Number of Portfolio Holdings	18
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	94%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Conservative Prepared Portfolio.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	20.5%
Short-Term Securities	4.4%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Investor A Shares | BACPX
Annual Shareholder Report — September 30, 2024
BACPX-09/24-AR

BlackRock 20/80 Target Allocation Fund
Investor C Shares | BCCPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$128(a)	1.19%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 15.08%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 16.06%.
What contributed to performance?
Allocations to U.S. large-cap stocks, core U.S. fixed income, a bond total return strategy, and long-duration U.S. Treasuries made the largest contributions. (Duration is a measure of interest rate sensitivity.)
What detracted from performance?
At a time of positive returns for the financial markets more broadly, none of the Fund’s allocations detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.08%	2.34%	3.02%
Investor C Shares (with sales charge)	14.08	2.34	3.02
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	16.06	3.34	3.93
Key Fund statistics
Net Assets	$440,774,854
Number of Portfolio Holdings	18
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	94%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Conservative Prepared Portfolio.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	20.5%
Short-Term Securities	4.4%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Investor C Shares | BCCPX
Annual Shareholder Report — September 30, 2024
BCCPX-09/24-AR

BlackRock 20/80 Target Allocation Fund
Class K Shares | BKCPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$9(a)	0.08%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 16.39%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 16.06%.
What contributed to performance?
Allocations to U.S. large-cap stocks, core U.S. fixed income, a bond total return strategy, and long-duration U.S. Treasuries made the largest contributions. (Duration is a measure of interest rate sensitivity.)
What detracted from performance?
At a time of positive returns for the financial markets more broadly, none of the Fund’s allocations detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	16.39%	3.48%	3.99%
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	16.06	3.34	3.93
Key Fund statistics
Net Assets	$440,774,854
Number of Portfolio Holdings	18
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	94%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Conservative Prepared Portfolio.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	20.5%
Short-Term Securities	4.4%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Class K Shares | BKCPX
Annual Shareholder Report — September 30, 2024
BKCPX-09/24-AR

BlackRock 20/80 Target Allocation Fund
Class R Shares | BRCPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$78(a)	0.72%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 15.69%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 16.06%.
What contributed to performance?
Allocations to U.S. large-cap stocks, core U.S. fixed income, a bond total return strategy, and long-duration U.S. Treasuries made the largest contributions. (Duration is a measure of interest rate sensitivity.)
What detracted from performance?
At a time of positive returns for the financial markets more broadly, none of the Fund’s allocations detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	15.69%	2.82%	3.32%
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	16.06	3.34	3.93
Key Fund statistics
Net Assets	$440,774,854
Number of Portfolio Holdings	18
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	94%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Conservative Prepared Portfolio.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	20.5%
Short-Term Securities	4.4%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	19.6%
BlackRock Total Return Fund, Class K	19.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	13.8%
BlackRock U.S. Mortgage Portfolio, Institutional Class	9.2%
BlackRock Flexible Income ETF	9.1%
iShares 20+ Year Treasury Bond ETF	8.1%
iShares Core S&P 500 ETF	6.0%
iShares Edge Investment Grade Enhanced Bond ETF	5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	5.1%
iShares S&P 500 Growth ETF	3.7%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Class R Shares | BRCPX
Annual Shareholder Report — September 30, 2024
BRCPX-09/24-AR

BlackRock 40/60 Target Allocation Fund
Institutional Shares | BIMPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Institutional Shares returned 19.88%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 20.14%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, core U.S. fixed income, and a total return bond strategy made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	19.88%	6.33%	5.87%
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	20.14	5.91	5.64
MSCI All Country World Index	31.76	12.19	9.39
Key Fund statistics
Net Assets	$657,031,880
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	103%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Moderate Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	39.9%
Short-Term Securities	4.5%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Institutional Shares | BIMPX
Annual Shareholder Report — September 30, 2024
BIMPX-09/24-AR

BlackRock 40/60 Target Allocation Fund
Investor A Shares | BAMPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48(a)	0.44%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 19.47%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 20.14%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, core U.S. fixed income, and a total return bond strategy made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	19.47%	5.98%	5.51%
Investor A Shares (with sales charge)	13.20	4.84	4.95
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	20.14	5.91	5.64
MSCI All Country World Index	31.76	12.19	9.39
Key Fund statistics
Net Assets	$657,031,880
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	103%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Moderate Prepared Portfolio.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	39.9%
Short-Term Securities	4.5%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Investor A Shares | BAMPX
Annual Shareholder Report — September 30, 2024
BAMPX-09/24-AR

BlackRock 40/60 Target Allocation Fund
Investor C Shares | BCMPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$130(a)	1.19%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 18.58%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 20.14%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, core U.S. fixed income, and a total return bond strategy made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	18.58%	5.18%	4.89%
Investor C Shares (with sales charge)	17.58	5.18	4.89
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	20.14	5.91	5.64
MSCI All Country World Index	31.76	12.19	9.39
Key Fund statistics
Net Assets	$657,031,880
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	103%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Moderate Prepared Portfolio.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	39.9%
Short-Term Securities	4.5%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Investor C Shares | BCMPX
Annual Shareholder Report — September 30, 2024
BCMPX-09/24-AR

BlackRock 40/60 Target Allocation Fund
Class K Shares | BKMPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$9(a)	0.08%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 19.88%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 20.14%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, core U.S. fixed income, and a total return bond strategy made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	19.88%	6.34%	5.89%
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	20.14	5.91	5.64
MSCI All Country World Index	31.76	12.19	9.39
Key Fund statistics
Net Assets	$657,031,880
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	103%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Moderate Prepared Portfolio.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	39.9%
Short-Term Securities	4.5%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Class K Shares | BKMPX
Annual Shareholder Report — September 30, 2024
BKMPX-09/24-AR

BlackRock 40/60 Target Allocation Fund
Class R Shares | BRMPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$66(a)	0.60%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 19.26%
  For the same period, the Bloomberg U.S. Universal Index returned 12.08% and the secondary performance benchmark, a blend of MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 20.14%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, core U.S. fixed income, and a total return bond strategy made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	19.26%	5.80%	5.34%
Bloomberg U.S. Universal Index	12.08	0.70	2.15
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	20.14	5.91	5.64
MSCI All Country World Index	31.76	12.19	9.39
Key Fund statistics
Net Assets	$657,031,880
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	103%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Moderate Prepared Portfolio.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	55.6%
Equity Funds	39.9%
Short-Term Securities	4.5%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	18.2%
iShares Core Total USD Bond Market ETF	15.6%
iShares Core S&P 500 ETF	13.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	10.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.8%
BlackRock Flexible Income ETF	7.6%
iShares S&P 500 Growth ETF	7.0%
iShares MSCI U.S.A. Quality Factor ETF	6.8%
iShares 20+ Year Treasury Bond ETF	6.5%
BlackRock U.S. Equity Factor Rotation ETF	6.5%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Class R Shares | BRMPX
Annual Shareholder Report — September 30, 2024
BRMPX-09/24-AR

BlackRock 60/40 Target Allocation Fund
Institutional Shares | BIGPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Institutional Shares returned 23.81%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 24.31%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, inflation-linked U.S. Treasuries, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	23.81%	8.73%	7.37%
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	24.31	8.42	7.29
Key Fund statistics
Net Assets	$1,678,880,271
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	104%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Growth Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.6%
Fixed-Income Funds	37.1%
Short-Term Securities	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Institutional Shares | BIGPX
Annual Shareholder Report — September 30, 2024
BIGPX-09/24-AR

BlackRock 60/40 Target Allocation Fund
Investor A Shares | BAGPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$49(a)	0.44%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 23.41%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 24.31%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, inflation-linked U.S. Treasuries, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	23.41%	8.36%	7.00%
Investor A Shares (with sales charge)	16.93	7.20	6.43
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	24.31	8.42	7.29
Key Fund statistics
Net Assets	$1,678,880,271
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	104%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Growth Prepared Portfolio.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.6%
Fixed-Income Funds	37.1%
Short-Term Securities	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Investor A Shares | BAGPX
Annual Shareholder Report — September 30, 2024
BAGPX-09/24-AR

BlackRock 60/40 Target Allocation Fund
Investor C Shares | BCGPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$131(a)	1.18%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 22.44%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 24.31%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, inflation-linked U.S. Treasuries, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	22.44%	7.56%	6.37%
Investor C Shares (with sales charge)	21.44	7.56	6.37
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	24.31	8.42	7.29
Key Fund statistics
Net Assets	$1,678,880,271
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	104%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Growth Prepared Portfolio.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.6%
Fixed-Income Funds	37.1%
Short-Term Securities	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Investor C Shares | BCGPX
Annual Shareholder Report — September 30, 2024
BCGPX-09/24-AR

BlackRock 60/40 Target Allocation Fund
Class K Shares | BKGPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$9(a)	0.08%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 23.84%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 24.31%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, inflation-linked U.S. Treasuries, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	23.84%	8.75%	7.39%
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	24.31	8.42	7.29
Key Fund statistics
Net Assets	$1,678,880,271
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	104%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Growth Prepared Portfolio.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.6%
Fixed-Income Funds	37.1%
Short-Term Securities	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Class K Shares | BKGPX
Annual Shareholder Report — September 30, 2024
BKGPX-09/24-AR

BlackRock 60/40 Target Allocation Fund
Class R Shares | BRGPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$69(a)	0.62%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 23.19%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 24.31%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
Allocations to U.S. mid-cap stocks, inflation-linked U.S. Treasuries, a systematic high yield bond strategy, and the U.S. minimum volatility factor detracted in the time they were held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	23.19%	8.17%	6.80%
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	24.31	8.42	7.29
Key Fund statistics
Net Assets	$1,678,880,271
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	104%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Growth Prepared Portfolio.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.6%
Fixed-Income Funds	37.1%
Short-Term Securities	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	20.1%
BlackRock Total Return Fund, Class K	14.4%
iShares Core Total USD Bond Market ETF	10.4%
iShares S&P 500 Growth ETF	9.6%
iShares MSCI U.S.A. Quality Factor ETF	9.4%
BlackRock U.S. Equity Factor Rotation ETF	9.1%
iShares MSCI EAFE Value ETF	7.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.6%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.4%
iShares S&P 500 Value ETF	5.3%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Class R Shares | BRGPX
Annual Shareholder Report — September 30, 2024
BRGPX-09/24-AR

BlackRock 80/20 Target Allocation Fund
Institutional Shares | BIAPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10(a)	0.09%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Institutional Shares returned 27.65%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 28.57%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
An allocation to U.S. mid-cap stocks detracted during the time it was held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	27.65%	11.20%	8.86%
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	28.57	10.83	8.88
Key Fund statistics
Net Assets	$1,631,685,620
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	97%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Aggressive Growth Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	78.9%
Fixed-Income Funds	18.0%
Short-Term Securities	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Institutional Shares | BIAPX
Annual Shareholder Report — September 30, 2024
BIAPX-09/24-AR

BlackRock 80/20 Target Allocation Fund
Investor A Shares | BAAPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$49(a)	0.43%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 27.34%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 28.57%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
An allocation to U.S. mid-cap stocks detracted during the time it was held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	27.34%	10.84%	8.49%
Investor A Shares (with sales charge)	20.66	9.65	7.91
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	28.57	10.83	8.88
Key Fund statistics
Net Assets	$1,631,685,620
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	97%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Aggressive Growth Prepared Portfolio.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	78.9%
Fixed-Income Funds	18.0%
Short-Term Securities	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Investor A Shares | BAAPX
Annual Shareholder Report — September 30, 2024
BAAPX-09/24-AR

BlackRock 80/20 Target Allocation Fund
Investor C Shares | BCAPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$134(a)	1.18%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor C Shares returned 26.36%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 28.57%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
An allocation to U.S. mid-cap stocks detracted during the time it was held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	26.36%	10.01%	7.85%
Investor C Shares (with sales charge)	25.36	10.01	7.85
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	28.57	10.83	8.88
Key Fund statistics
Net Assets	$1,631,685,620
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	97%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Aggressive Growth Prepared Portfolio.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	78.9%
Fixed-Income Funds	18.0%
Short-Term Securities	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Investor C Shares | BCAPX
Annual Shareholder Report — September 30, 2024
BCAPX-09/24-AR

BlackRock 80/20 Target Allocation Fund
Class K Shares | BKAPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 27.74%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 28.57%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
An allocation to U.S. mid-cap stocks detracted during the time it was held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	27.74%	11.23%	8.88%
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	28.57	10.83	8.88
Key Fund statistics
Net Assets	$1,631,685,620
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	97%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Aggressive Growth Prepared Portfolio.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	78.9%
Fixed-Income Funds	18.0%
Short-Term Securities	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Class K Shares | BKAPX
Annual Shareholder Report — September 30, 2024
BKAPX-09/24-AR

BlackRock 80/20 Target Allocation Fund
Class R Shares | BRAPX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$67(a)	0.59%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 27.09%
  For the same period, the MSCI All Country World Index returned 31.76% and the secondary performance benchmark, a blend of MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 28.57%.
What contributed to performance?
Allocations to U.S. large-cap stocks, the U.S. quality factor, large-cap sustainable stocks, the U.S. large-cap growth factor, and international developed-market equities made the largest contributions.
What detracted from performance?
An allocation to U.S. mid-cap stocks detracted during the time it was held in the Fund.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	27.09%	10.66%	8.32%
MSCI All Country World Index	31.76	12.19	9.39
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	28.57	10.83	8.88
Key Fund statistics
Net Assets	$1,631,685,620
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	97%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Aggressive Growth Prepared Portfolio.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	78.9%
Fixed-Income Funds	18.0%
Short-Term Securities	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	23.5%
iShares S&P 500 Growth ETF	12.6%
iShares MSCI U.S.A. Quality Factor ETF	11.1%
BlackRock U.S. Equity Factor Rotation ETF	9.6%
iShares Core Total USD Bond Market ETF	9.3%
iShares MSCI EAFE Value ETF	8.3%
iShares MSCI EAFE Growth ETF	7.4%
iShares S&P 500 Value ETF	7.4%
BlackRock Total Return Fund, Class K	6.1%
iShares MSCI Emerging Markets ex China ETF	4.7%
(a)	Excludes short-term securities.
Material Fund changes
This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2024, BlackRock Advisors, LLC, the Fund’s investment adviser, contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Class R Shares | BRAPX
Annual Shareholder Report — September 30, 2024
BRAPX-09/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 20/80 Target Allocation Fund	$23,868	$23,868	$0	$0	$19,344	$19,300	$0	$407
BlackRock 40/60 Target Allocation Fund	$23,868	$23,868	$0	$0	$19,344	$19,300	$0	$407
BlackRock 60/40 Target Allocation Fund	$23,868	$23,868	$0	$0	$19,344	$19,300	$0	$407
BlackRock 80/20 Target Allocation Fund	$23,868	$23,868	$0	$0	$19,344	$19,300	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with

BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 20/80 Target Allocation Fund	$19,344	$19,707
BlackRock 40/60 Target Allocation Fund	$19,344	$19,707
BlackRock 60/40 Target Allocation Fund	$19,344	$19,707
BlackRock 80/20 Target Allocation Fund	$19,344	$19,707

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

SEPTEMBER 30, 2024

2024 Annual Financial Statements and Additional Information

BlackRock Funds II

• BlackRock 20/80 Target Allocation Fund

• BlackRock 40/60 Target Allocation Fund

• BlackRock 60/40 Target Allocation Fund

• BlackRock 80/20 Target Allocation Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments September 30, 2024	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 21.4%
BlackRock U.S. Equity Factor Rotation ETF	259,028	$12,814,115
iShares Core S&P 500 ETF	39,856	22,989,738
iShares MSCI EAFE Value ETF	222,261	12,786,675
iShares MSCI Emerging Markets ex China ETF	148,935	9,101,418
iShares MSCI U.S.A. Quality Factor ETF	77,295	13,858,994
iShares S&P 500 Growth ETF(b)	148,552	14,223,854
iShares S&P 500 Value ETF	43,552	8,587,148

		94,361,942

Fixed-Income Funds — 78.5%
BlackRock Flexible Income ETF	644,693	34,510,416
BlackRock Strategic Income Opportunities Portfolio, Class K	5,449,785	52,590,423
BlackRock Total Return Fund, Class K	7,317,415	74,491,285
BlackRock U.S. Mortgage Portfolio, Institutional Class	3,830,180	34,892,943
iShares 20+ Year Treasury Bond ETF	312,804	30,686,072
iShares Convertible Bond ETF	154,900	12,960,483
iShares Core Total USD Bond Market ETF	1,581,500	74,520,280
iShares Edge Investment Grade Enhanced Bond ETF	473,446	22,001,036
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	98,408	9,209,021

		345,861,959

Total Long-Term Investments — 99.9% (Cost: $418,694,569)		440,223,901

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(a)(c)(d)	19,285,721	$19,303,078
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(a)(c)	980,501	980,501

Total Short-Term Securities — 4.6% (Cost: $20,278,032)		20,283,579

Total Investments — 104.5% (Cost: $438,972,601)		460,507,480

Liabilities in Excess of Other Assets — (4.5)%		(19,732,626)

Net Assets — 100.0%		$440,774,854

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income (Expense)		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$19,303,979	(a)	$—		$(6,448)	$5,547	$19,303,078	19,285,721	$54,257	(b)	$—
BlackRock Emerging Markets Fund, Inc., Class K(c)	4,360,049	208,237		(4,908,738)		58,921	281,531	—	—	52,078		—
BlackRock Flexible Income ETF	—	34,462,787		(245,098)		1,194	291,533	34,510,416	644,693	—		—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,139,965	—		(159,464	)(a)	—	—	980,501	980,501	25,889		—

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (continued) September 30, 2024	BlackRock 20/80 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds

BlackRock Strategic Income Opportunities Portfolio, Class K	$—	$55,935,251	$(4,810,150)	$(5,101)	$1,470,423	$52,590,423	5,449,785	$1,418,919	$—
BlackRock Sustainable Advantage Large Cap Core Fund, Class K(c)	10,670,260	463,461	(13,258,963)	2,905,071	(779,829)	—	—	73,564	—
BlackRock Total Return Fund, Class K	—	75,214,473	(1,022,508)	7,652	291,668	74,491,285	7,317,415	332,613	—
BlackRock U.S. Equity Factor Rotation ETF	—	12,362,880	(91,476)	375	542,336	12,814,115	259,028	26,557	—
BlackRock U.S. Mortgage Portfolio, Institutional Class	23,299,570	14,253,293	(4,664,479)	(97,620)	2,102,179	34,892,943	3,830,180	1,648,911	42,783
iShares 20+ Year Treasury Bond ETF	25,205,964	6,762,435	(4,394,462)	(426,825)	3,538,960	30,686,072	312,804	1,133,196	—
iShares Convertible Bond ETF	4,210,453	9,215,121	(1,447,152)	(12,951)	995,012	12,960,483	154,900	198,639	—
iShares Core S&P 500 ETF	43,069,252	13,306,525	(46,916,830)	8,701,047	4,829,744	22,989,738	39,856	529,353	—
iShares Core Total USD Bond Market ETF	100,380,307	22,937,917	(54,251,809)	(4,160,200)	9,614,065	74,520,280	1,581,500	3,266,314	—
iShares Edge Investment Grade Enhanced Bond ETF	—	22,014,701	(939,674)	5,600	920,409	22,001,036	473,446	259,109	—
iShares High Yield Systematic Bond ETF(c)	—	17,699,200	(17,991,020)	291,820	—	—	—	299,511	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	16,787,697	845,437	(18,865,287)	294,999	937,154	—	—	257,224	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,570,738	6,829,404	(5,206,305)	28,749	986,435	9,209,021	98,408	445,987	—
iShares MSCI EAFE Growth ETF(c)	6,157,332	13,505,389	(20,142,851)	1,252,097	(771,967)	—	—	141,783	—

4	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) September 30, 2024	BlackRock 20/80 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income (Expense)		Capital Gain Distributions from Underlying Funds

iShares MSCI EAFE Value ETF	$12,254,714	$16,969,622	$(18,077,267)		$1,199,331	$440,275	$12,786,675	222,261	$165,092		$—
iShares MSCI Emerging Markets ex China ETF	—	8,979,265	(375,422)		5,950	491,625	9,101,418	148,935	74,546		—
iShares MSCI U.S.A. Momentum Factor ETF(c)	—	9,527,807	(9,645,721)		117,914	—	—	—	8,386		—
iShares MSCI U.S.A. Quality Factor ETF	6,509,240	23,003,069	(18,346,486)		2,058,518	634,653	13,858,994	77,295	163,212		—
iShares S&P 100 ETF(c)	—	4,271,441	(4,887,870)		616,429	—	—	—	13,492		—
iShares S&P 500 Growth ETF	—	17,230,034	(4,611,646)		57,106	1,548,360	14,223,854	148,552	44,700		—
iShares S&P 500 Value ETF	—	8,671,817	(941,156)		6,144	850,343	8,587,148	43,552	126,512		—
iShares TIPS Bond ETF(c)	12,892,396	912,842	(14,488,258)		206,941	476,079	—	—	360,883		—
iShares Treasury Floating Rate Bond ETF(c)	44,544,291	3,114,757	(47,492,480)		(59,391)	(107,177)	—	—	1,462,787		—
iShares U.S. Technology ETF(c)	—	4,277,714	(5,324,919)		1,047,205	—	—	—	8,808		—
Master Total Return Portfolio(c)	105,586,229	—	(111,501,702	)(a)(d)	(8,595,889)	14,511,362	—	—	4,367,309		—
SL Liquidity Series, LLC, Money Market Series(c)	29,374,486	—	(29,380,776	)(a)	6,523	(233)	—	—	57,638	(b)	—

					$5,505,161	$44,100,487	$460,507,480		$17,017,269		$42,783

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (continued) September 30, 2024	BlackRock 20/80 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$440,223,901	$—	$—	$ 440,223,901
Short-Term Securities
Money Market Funds	20,283,579	—	—	20,283,579

	$460,507,480	$—	$—	$ 460,507,480

See notes to financial statements.

6	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments September 30, 2024	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 41.8%
BlackRock U.S. Equity Factor Rotation ETF	656,865	$32,495,112
BlackRock Unconstrained Equity Fund, Class K(b)	849,483	12,283,526
iShares Core S&P 500 ETF	117,896	68,004,771
iShares MSCI EAFE Growth ETF	191,259	20,589,031
iShares MSCI EAFE Value ETF(c)	445,608	25,635,828
iShares MSCI Emerging Markets ex China ETF	310,502	18,974,777
iShares MSCI U.S.A. Quality Factor ETF	190,490	34,154,857
iShares S&P 500 Growth ETF	366,085	35,052,639
iShares S&P 500 Value ETF	69,854	13,773,113
iShares U.S. Technology ETF(c)	88,631	13,438,232

		274,401,886

Fixed-Income Funds — 58.3%
BlackRock Flexible Income ETF	710,739	38,045,859
BlackRock Strategic Income Opportunities Portfolio, Class K	5,393,711	52,049,313
BlackRock Total Return Fund, Class K	8,963,560	91,249,043
BlackRock U.S. Mortgage Portfolio	4,254,668	38,760,030
iShares 20+ Year Treasury Bond ETF	331,255	32,496,116
iShares Convertible Bond ETF	157,433	13,172,419
iShares Core Total USD Bond Market ETF	1,661,435	78,286,817
iShares Investment Grade Systematic Bond ETF	564,144	26,215,772
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	135,892	12,716,773

		382,992,142

Total Long-Term Investments — 100.1% (Cost: $596,291,462)		657,394,028

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(a)(d)(e)	30,696,116	$30,723,742
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(a)(d)	378,184	378,184

Total Short-Term Securities — 4.7% (Cost: $31,086,599)		31,101,926

Total Investments — 104.8% (Cost: $627,378,061)		688,495,954

Liabilities in Excess of Other Assets — (4.8)%		(31,464,074)

Net Assets — 100.0%		$657,031,880

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income (Expense)		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$30,699,681	(a)	$—		$8,734	$15,327	$30,723,742	30,696,116	$67,961	(b)	$—
BlackRock Emerging Markets Fund, Inc., Class K(c)	11,858,324	210,504		(12,984,341)		155,546	759,967	—	—	140,884		—
BlackRock Flexible Income ETF	—	37,790,867		(66,553)		162	321,383	38,045,859	710,739	—		—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	967,261	—		(589,077	)(a)	—	—	378,184	378,184	31,366		—

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (continued) September 30, 2024	BlackRock 40/60 Target Allocation Fund

Affiliates  (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds

BlackRock Strategic Income Opportunities Portfolio, Class K	$—	$52,961,913	$(2,347,608)	$(8,357)	$1,443,365	$52,049,313	5,393,711	$1,364,780	$—
BlackRock Sustainable Advantage Large Cap Core Fund, Class K(c)	38,527,758	493,184	(46,646,027)	10,420,103	(2,795,018)	—	—	266,916	—
BlackRock Total Return Fund, Class K	—	92,260,993	(1,375,734)	7,108	356,676	91,249,043	8,963,560	406,543	—
BlackRock U.S. Equity Factor Rotation ETF	—	31,176,045	(55,616)	1,229	1,373,454	32,495,112	656,865	67,196	—
BlackRock U.S. Mortgage Portfolio	20,077,656	19,453,702	(2,754,022)	(64,372)	2,047,066	38,760,030	4,254,668	1,648,056	36,602
BlackRock Unconstrained Equity Fund, Institutional Class(c)	—	12,607,458	(12,283,491)	(323,967)	—	—	—	—	—
BlackRock Unconstrained Equity Fund, Class K	—	12,250,461	(264,362)	508	296,919	12,283,526	849,483	—	—
iShares 20+ Year Treasury Bond ETF	29,977,486	5,433,472	(6,490,706)	(555,986)	4,131,850	32,496,116	331,255	1,272,818	—
iShares Convertible Bond ETF	—	13,039,775	(586,798)	(6,545)	725,987	13,172,419	157,433	139,715	—
iShares Core S&P 500 ETF	83,898,598	32,420,317	(77,795,527)	13,186,809	16,294,574	68,004,771	117,896	1,251,177	—
iShares Core S&P Mid-Cap ETF(c)	5,660,744	—	(5,478,217)	(659,210)	476,683	—	—	—	—
iShares Core Total USD Bond Market ETF	68,977,286	32,650,870	(27,896,480)	(1,202,826)	5,757,967	78,286,817	1,661,435	2,808,096	—
iShares Global Energy ETF(c)	—	6,013,013	(5,918,062)	(94,951)	—	—	—	87,930	—
iShares High Yield Systematic Bond ETF(c)	—	9,485,404	(9,364,689)	(120,715)	—	—	—	96,242	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	23,594,675	50,546,361	(75,845,647)	386,482	1,318,129	—	—	358,408	—

8	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) September 30, 2024	BlackRock 40/60 Target Allocation Fund

Affiliates  (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds

iShares Investment Grade Systematic Bond ETF	$—	$25,654,360	$(527,999)	$941	$1,088,470	$26,215,772	564,144	$303,549	$—
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,167,132	6,299,551	(872,691)	(3,506)	1,126,287	12,716,773	135,892	455,783	—
iShares MSCI EAFE Growth ETF	22,493,059	15,656,535	(20,760,255)	147,168	3,052,524	20,589,031	191,259	374,614	—
iShares MSCI EAFE Value ETF	26,290,970	13,020,922	(17,367,486)	1,112,320	2,579,102	25,635,828	445,608	820,428	—
iShares MSCI Emerging Markets ex China ETF	—	18,648,603	(598,181)	(3,256)	927,611	18,974,777	310,502	104,591	—
iShares MSCI U.S.A. Min Vol Factor ETF(c)	6,124,289	—	(6,117,801)	(122,489)	116,001	—	—	—	—
iShares MSCI U.S.A. Momentum Factor ETF(c)	—	28,698,832	(29,037,042)	338,210	—	—	—	23,902	—
iShares MSCI U.S.A. Quality Factor ETF	26,755,347	37,729,948	(39,200,427)	4,737,172	4,132,817	34,154,857	190,490	423,004	—
iShares S&P 100 ETF(c)	—	8,735,467	(10,015,380)	1,279,913	—	—	—	28,263	—
iShares S&P 500 Growth ETF	5,834,379	44,173,400	(19,605,907)	744,988	3,905,779	35,052,639	366,085	126,094	—
iShares S&P 500 Value ETF	—	16,172,180	(4,121,524)	152,106	1,570,351	13,773,113	69,854	198,655	—
iShares TIPS Bond ETF(c)	15,093,023	4,320,379	(20,306,959)	335,488	558,069	—	—	480,673	—
iShares Treasury Floating Rate Bond ETF(c)	49,954,951	1,470,669	(51,285,111)	(20,448)	(120,061)	—	—	1,200,076	—
iShares U.S. Technology ETF	6,060,809	4,861,813	(1,037,688)	41,151	3,512,147	13,438,232	88,631	39,846	—

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (continued) September 30, 2024	BlackRock 40/60 Target Allocation Fund

Affiliates  (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income (Expense)		Capital Gain Distributions from Underlying Funds

Master Total Return Portfolio(c)	$142,595,730	$—	$(150,197,075	)(a)(d)	$(8,971,979)	$16,573,324	$—	—	$5,658,539		$—
SL Liquidity Series, LLC, Money Market Series(c)	23,840,460	—	(23,843,926	)(a)	3,472	(6)	—	—	89,010	(b)	—

					$20,901,003	$71,546,744	$688,495,954		$20,335,115		$36,602

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$657,394,028	$—	$—	$ 657,394,028
Short-Term Securities
Money Market Funds	31,101,926	—	—	31,101,926

	$688,495,954	$—	$—	$ 688,495,954

See notes to financial statements.

10	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments September 30, 2024	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 61.8%
BlackRock Emerging Markets Fund, Inc., Class K	1,260,391	$32,631,523
BlackRock Technology Opportunities Fund, Class K(b)	461,412	33,304,729
BlackRock U.S. Equity Factor Rotation ETF	2,357,308	116,616,027
BlackRock Unconstrained Equity Fund, Class K(b)	2,167,556	31,342,864
iShares Core S&P 500 ETF	447,519	258,137,910
iShares MSCI EAFE Growth ETF(c)	639,501	68,842,283
iShares MSCI EAFE Value ETF	1,721,491	99,037,377
iShares MSCI Emerging Markets ex China ETF	822,579	50,267,803
iShares MSCI U.S.A. Quality Factor ETF	672,984	120,666,031
iShares S&P 500 Growth ETF	1,293,322	123,835,582
iShares S&P 500 Value ETF	349,805	68,971,052
iShares U.S. Technology ETF(c)	225,263	34,154,376

		1,037,807,557

Fixed-Income Funds — 38.4%
BlackRock Flexible Income ETF	879,701	47,090,395
BlackRock Strategic Income Opportunities Portfolio, Class K	10,205,540	98,483,464
BlackRock Total Return Fund, Class K	18,163,877	184,908,262
BlackRock U.S. Mortgage Portfolio, Institutional Class	9,005,963	82,044,317
iShares 20+ Year Treasury Bond ETF	677,085	66,422,039
iShares Core Total USD Bond Market ETF	2,836,898	133,674,633
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	346,754	32,449,239

		645,072,349

Total Long-Term Investments — 100.2% (Cost: $1,470,655,499)		1,682,879,906

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(a)(d)(e)	56,906,832	$56,958,048
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(a)(d)	1,202,351	1,202,351

Total Short-Term Securities — 3.5% (Cost: $58,134,285)		58,160,399

Total Investments — 103.7% (Cost: $1,528,789,784)		1,741,040,305
Liabilities in Excess of Other Assets — (3.7)%		(62,160,034)

Net Assets — 100.0%		$1,678,880,271

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income (Expense)		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$56,908,858	(a)	$—	$23,076	$26,114	$56,958,048	56,906,832	$211,184	(b)	$—
BlackRock Emerging Markets Fund, Inc., Class K	40,307,933	34,888,961		(46,388,635)	179,830	3,643,434	32,631,523	1,260,391	646,219		—
BlackRock Flexible Income ETF	—	46,942,348		(250,606)	764	397,889	47,090,395	879,701	—		—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	828,609	373,742	(a)	—	—	—	1,202,351	1,202,351	137,409		—

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (continued) September 30, 2024	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds

BlackRock Strategic Income Opportunities Portfolio, Class K	$—	$99,442,781	$(3,716,963)	$(3,125)	$2,760,771	$98,483,464	10,205,540	$2,604,422	$—
BlackRock Sustainable Advantage Large Cap Core Fund, Class K(c)	121,512,569	6,985,254	(153,820,091)	34,122,707	(8,800,439)	—	—	886,774	—
BlackRock Technology Opportunities Fund, Class K	—	32,228,880	(782,511)	(6,490)	1,864,850	33,304,729	461,412	—	—
BlackRock Total Return Fund, Class K	—	185,733,548	(1,559,059)	9,619	724,154	184,908,262	18,163,877	823,003	—
BlackRock U.S. Equity Factor Rotation ETF	—	112,267,493	(583,424)	3,543	4,928,415	116,616,027	2,357,308	241,147	—
BlackRock U.S. Mortgage Portfolio, Institutional Class	38,963,125	42,680,234	(3,770,928)	(56,275)	4,228,161	82,044,317	9,005,963	3,472,198	75,029
BlackRock Unconstrained Equity Fund, Institutional Class(c)	—	29,179,765	(29,694,477)	514,712	—	—	—	—	—
BlackRock Unconstrained Equity Fund, Class K	—	31,427,455	(782,511)	(20,093)	718,013	31,342,864	2,167,556	—	—
iShares 20+ Year Treasury Bond ETF	43,561,779	19,964,958	(3,142,128)	(272,912)	6,310,342	66,422,039	677,085	2,190,125	—
iShares Core S&P 500 ETF	271,675,454	117,492,505	(230,166,846)	35,620,889	63,515,908	258,137,910	447,519	4,289,499	—
iShares Core S&P Mid-Cap ETF(c)	12,932,039	185,961	(12,698,691)	(1,506,946)	1,087,637	—	—	—	—
iShares Core Total USD Bond Market ETF	104,865,859	49,987,846	(29,534,315)	(1,372,583)	9,727,826	133,674,633	2,836,898	4,789,361	—
iShares Global Energy ETF(c)	—	31,577,783	(31,812,544)	234,761	—	—	—	213,887	—
iShares High Yield Systematic Bond ETF(c)	—	23,355,035	(23,055,478)	(299,557)	—	—	—	239,053	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	20,202,102	43,090,880	(64,803,536)	382,884	1,127,670	—	—	313,931	—

12	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) September 30, 2024	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income (Expense)		Capital Gain Distributions from Underlying Funds

iShares J.P. Morgan USD Emerging Markets Bond ETF	$14,736,999	$16,326,500	$(1,464,027)		$(898)	$2,850,665	$32,449,239	346,754	$1,164,965		$—
iShares MSCI EAFE Growth ETF	70,246,992	59,897,218	(72,046,630)		(1,063,856)	11,808,559	68,842,283	639,501	1,335,550		—
iShares MSCI EAFE Value ETF	94,551,549	54,601,304	(63,819,989)		3,865,314	9,839,199	99,037,377	1,721,491	3,073,471		—
iShares MSCI Emerging Markets ex China ETF	—	47,603,528	(2,588,061)		56,940	5,195,396	50,267,803	822,579	589,561		—
iShares MSCI U.S.A. Min Vol Factor ETF(c)	28,493,618	373,433	(28,839,047)		(1,224,494)	1,196,490	—	—	—		—
iShares MSCI U.S.A. Momentum Factor ETF(c)	—	108,995,885	(110,315,278)		1,319,393	—	—	—	91,379		—
iShares MSCI U.S.A. Quality Factor ETF	95,267,696	132,408,407	(139,346,804)		17,161,329	15,175,403	120,666,031	672,984	1,518,731		—
iShares S&P 100 ETF(c)	—	27,935,334	(32,027,146)		4,091,812	—	—	—	91,339		—
iShares S&P 500 Growth ETF	26,656,637	176,617,654	(97,700,172)		3,330,151	14,931,312	123,835,582	1,293,322	473,776		—
iShares S&P 500 Value ETF	—	71,631,986	(11,031,167)		461,884	7,908,349	68,971,052	349,805	1,002,743		—
iShares TIPS Bond ETF(c)	20,683,946	314,180	(20,758,386)		(1,003,917)	764,177	—	—	34,197		—
iShares Treasury Floating Rate Bond ETF(c)	71,478,656	4,970,234	(76,272,375)		(5,268)	(171,247)	—	—	1,634,956		—
iShares U.S. Infrastructure ETF(c)	13,322,492	762,294	(15,776,877)		1,681,629	10,462	—	—	88,686		—
iShares U.S. Technology ETF	27,163,893	13,195,526	(21,666,346)		5,842,424	9,618,879	34,154,376	225,263	155,021		—
Master Total Return Portfolio(c)	229,788,178	—	(243,481,604	)(a)(d)	(3,762,708)	17,456,134	—	—	9,826,153		—
SL Liquidity Series, LLC, Money Market Series(c)	98,839,590	—	(98,840,891	)(a)	2,745	(1,444)	—	—	117,797	(b)	—

					$98,307,284	$188,843,079	$1,741,040,305		$42,256,537		$75,029

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (continued) September 30, 2024	BlackRock 60/40 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$1,682,879,906	$—	$—	$1,682,879,906
Short-Term Securities
Money Market Funds	58,160,399	—	—	58,160,399

	$1,741,040,305	$—	$—	$1,741,040,305

See notes to financial statements.

14	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments September 30, 2024	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 81.3%
BlackRock Emerging Markets Fund, Inc., Class K	1,372,047	$35,522,298
BlackRock Technology Opportunities Fund, Class K(b)	445,592	32,162,863
BlackRock U.S. Equity Factor Rotation ETF	2,600,291	128,636,396
BlackRock Unconstrained Equity Fund, Class K(b)	4,317,238	62,427,263
iShares Core S&P 500 ETF	544,298	313,961,972
iShares MSCI EAFE Growth ETF	917,132	98,729,260
iShares MSCI EAFE Value ETF(c)	1,933,098	111,211,128
iShares MSCI Emerging Markets ex China ETF	1,021,818	62,443,298
iShares MSCI U.S.A. Quality Factor ETF	828,649	148,576,766
iShares S&P 500 Growth ETF	1,766,463	169,138,832
iShares S&P 500 Value ETF	499,031	98,393,942
iShares U.S. Infrastructure ETF	703,546	33,045,556
iShares U.S. Technology ETF	217,190	32,930,348

		1,327,179,922

Fixed-Income Funds — 18.5%
BlackRock Strategic Income Opportunities Portfolio, Class K	3,274,253	31,596,540
BlackRock Total Return Fund, Class K	7,967,203	81,106,131
BlackRock U.S. Mortgage Portfolio, Institutional Class	3,443,837	31,373,358
iShares 20+ Year Treasury Bond ETF	338,874	33,243,539
iShares Core Total USD Bond Market ETF	2,648,255	124,785,776

		302,105,344

Total Long-Term Investments — 99.8% (Cost: $1,370,233,640)		1,629,285,266

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(a)(d)	48,586,555	$48,630,283
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(a)(e)	3,205,960	3,205,960

Total Short-Term Securities — 3.2% (Cost: $51,814,742)		51,836,243

Total Investments — 103.0% (Cost: $1,422,048,382)		1,681,121,509

Liabilities in Excess of Other Assets — (3.0)%		(49,435,889)

Net Assets — 100.0%		$1,631,685,620

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income (Expense)		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$48,594,783	(a)	$—	$13,998	$21,502	$48,630,283	48,586,555	$200,700	(b)	$—
BlackRock Emerging Markets Fund, Inc., Class K	41,395,036	18,800,408		(29,210,412)	(678,696)	5,215,962	35,522,298	1,372,047	716,552		—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	604,231	2,601,729	(a)	—	—	—	3,205,960	3,205,960	213,795		—

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (continued) September 30, 2024	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds

BlackRock Strategic Income Opportunities Portfolio, Class K	$—	$30,724,871	$—	$—	$871,669	$31,596,540	3,274,253	$816,633	$—
BlackRock Sustainable Advantage Large Cap Core Fund, Class K(c)	154,909,698	11,660,893	(199,265,661)	43,950,354	(11,255,284)	—	—	1,127,134	—
BlackRock Technology Opportunities Fund, Class K	—	30,661,295	(268,389)	(14,194)	1,784,151	32,162,863	445,592	—	—
BlackRock Total Return Fund, Class K	—	82,147,714	(1,361,158)	6,679	312,896	81,106,131	7,967,203	358,967	—
BlackRock U.S. Equity Factor Rotation ETF	—	123,240,402	—	—	5,395,994	128,636,396	2,600,291	264,164	—
BlackRock U.S. Mortgage Portfolio, Institutional Class	16,658,717	13,740,742	(668,897)	(15,108)	1,657,904	31,373,358	3,443,837	1,344,755	31,963
BlackRock Unconstrained Equity Fund, Institutional Class(c)	—	56,178,972	(57,022,910)	843,938	—	—	—	—	—
BlackRock Unconstrained Equity Fund, Class K	—	61,547,203	(536,778)	(18,204)	1,435,042	62,427,263	4,317,238	—	—
iShares 20+ Year Treasury Bond ETF	27,544,365	7,272,077	(4,687,717)	(408,860)	3,523,674	33,243,539	338,874	1,216,717	—
iShares Core S&P 500 ETF	317,364,659	132,418,446	(250,127,401)	33,343,394	80,962,874	313,961,972	544,298	5,084,728	—
iShares Core S&P Mid-Cap ETF(c)	17,114,885	464,178	(17,015,966)	(2,004,185)	1,441,088	—	—	—	—
iShares Core Total USD Bond Market ETF	56,437,682	77,779,103	(13,877,717)	(1,015,586)	5,462,294	124,785,776	2,648,255	2,479,496	—
iShares Global Energy ETF(c)	—	29,563,804	(29,844,709)	280,905	—	—	—	188,615	—
iShares MSCI EAFE Growth ETF	90,030,059	57,724,514	(62,502,206)	(1,611,968)	15,088,861	98,729,260	917,132	1,450,835	—
iShares MSCI EAFE Value ETF	114,212,602	71,471,766	(89,295,248)	4,947,954	9,874,054	111,211,128	1,933,098	3,263,340	—

16	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) September 30, 2024	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income (Expense)		Capital Gain Distributions from Underlying Funds

iShares MSCI Emerging Markets ex China ETF	$—	$56,123,177	$(987,851)		$(12,529)	$7,320,501	$62,443,298	1,021,818	$701,719		$—
iShares MSCI U.S.A. Min Vol Factor ETF(c)	31,322,083	1,234,658	(34,569,795)		1,726,721	286,333	—	—	115,922		—
iShares MSCI U.S.A. Momentum Factor ETF(c)	—	150,003,257	(151,635,041)		1,631,784	—	—	—	114,172		—
iShares MSCI U.S.A. Quality Factor ETF	108,190,628	113,504,070	(112,358,383)		12,048,244	27,192,207	148,576,766	828,649	1,733,655		—
iShares S&P 100 ETF(c)	—	79,212,098	(84,670,473)		5,458,375	—	—	—	121,013		—
iShares S&P 500 Growth ETF	29,432,710	167,348,997	(50,655,431)		3,285,517	19,727,039	169,138,832	1,766,463	590,982		—
iShares S&P 500 Value ETF	—	89,674,708	(1,747,903)		(19,167)	10,486,304	98,393,942	499,031	1,376,072		—
iShares Treasury Floating Rate Bond ETF(c)	31,636,085	2,528,915	(34,079,754)		(8,912)	(76,334)	—	—	781,670		—
iShares U.S. Infrastructure ETF	12,188,861	15,860,381	(630,328)		(3,696)	5,630,338	33,045,556	703,546	482,294		—
iShares U.S. Technology ETF	29,855,721	19,570,854	(33,060,244)		8,578,828	7,985,189	32,930,348	217,190	161,982		—
Master Total Return Portfolio(c)	106,764,816	—	(112,503,184	)(a)(d)	(1,913,303)	7,651,671	—	—	4,353,196		—
SL Liquidity Series, LLC, Money Market Series(c)	21,669,550	—	(21,659,859	)(a)	(9,691)	—	—	—	35,311	(b)	—

					$108,382,592	$207,995,929	$1,681,121,509		$29,294,419		$31,963

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (continued) September 30, 2024	BlackRock 80/20 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$1,629,285,266	$—	$—	$ 1,629,285,266
Short-Term Securities
Money Market Funds	51,836,243	—	—	51,836,243

	$1,681,121,509	$—	$—	$ 1,681,121,509

See notes to financial statements.

18	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities

September 30, 2024

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

ASSETS
Investments, at value — affiliated(a)(b)	$460,507,480	$688,495,954	$1,741,040,305	$1,681,121,509
Receivables:
Securities lending income — affiliated	4,803	10,691	30,061	28,855
Capital shares sold	340,934	791,298	2,501,945	2,431,426
Dividends — affiliated	667,672	748,926	1,505,221	599,560
From the Manager	39,260	53,345	122,447	111,155
Prepaid expenses	18,244	18,468	24,547	23,857

Total assets	461,578,393	690,118,682	1,745,224,526	1,684,316,362

LIABILITIES
Bank overdraft	11,621	4,934	—	—
Collateral on securities loaned	19,294,874	30,710,037	56,910,264	48,579,833
Payables:
Investments purchased	752,656	745,057	1,499,947	585,939
Administration fees	3,250	10,513	61,557	55,186
Capital shares redeemed	511,017	1,326,389	7,264,153	2,874,579
Trustees’ and Officer’s fees	1,850	2,201	4,081	3,806
Other accrued expenses	133,762	160,021	369,598	349,260
Other affiliate fees	—	658	6,521	2,708
Professional fees	24,844	24,969	25,517	28,238
Registration fees	4,084	687	470	983
Service and distribution fees	65,581	101,336	202,147	150,210

Total liabilities	20,803,539	33,086,802	66,344,255	52,630,742

Commitments and contingent liabilities

NET ASSETS	$440,774,854	$657,031,880	$1,678,880,271	$1,631,685,620

NET ASSETS CONSIST OF:
Paid-in capital	$459,177,512	$590,720,204	$1,348,013,396	$1,251,792,537
Accumulated earnings (loss)	(18,402,658)	66,311,676	330,866,875	379,893,083

NET ASSETS	$440,774,854	$657,031,880	$1,678,880,271	$1,631,685,620

(a) Investments at cost — affiliated	$438,972,601	$627,378,061	$1,528,789,784	$1,422,048,382
(b) Securities loaned at value	$18,993,870	$30,021,432	$55,780,411	$47,369,454

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	19

Statements of Assets and Liabilities (continued)

September 30, 2024

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

NET ASSET VALUE

Institutional
Net assets	$70,431,091	$145,963,918	$369,007,132	$571,835,774

Shares outstanding	6,030,487	10,887,237	22,264,131	31,021,652

Net asset value	$11.68	$13.41	$16.57	$18.43

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor A
Net assets	$192,546,573	$287,736,431	$687,424,662	$392,980,517

Shares outstanding	16,779,194	21,739,664	42,435,836	21,884,996

Net asset value	$11.48	$13.24	$16.20	$17.96

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor C
Net assets	$28,042,103	$45,453,281	$58,901,396	$72,113,164

Shares outstanding	2,466,039	3,480,912	3,737,434	4,193,566

Net asset value	$11.37	$13.06	$15.76	$17.20

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K
Net assets	$142,689,450	$164,750,377	$526,884,173	$561,515,182

Shares outstanding	12,214,286	12,276,057	31,788,125	30,450,631

Net asset value	$11.68	$13.42	$16.57	$18.44

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class R
Net assets	$7,065,637	$13,127,873	$36,662,908	$33,240,983

Shares outstanding	618,398	994,725	2,273,141	1,867,953

Net asset value	$11.43	$13.20	$16.13	$17.80

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

20	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations

Year Ended September 30, 2024

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated	$12,538,065	$14,519,605	$32,101,403	$24,705,212
Securities lending income — affiliated — net	111,895	156,971	328,981	236,011
Net investment income allocated from the affiliated Master Portfolio:
Income	4,423,039	5,730,733	9,951,758	4,408,766
Expenses	(55,730)	(72,194)	(125,605)	(55,570)

Total investment income	17,017,269	20,335,115	42,256,537	29,294,419

EXPENSES
Service and distribution — class specific	851,304	1,256,798	2,379,387	1,683,743
Transfer agent — class specific	397,444	643,901	1,601,071	1,500,578
Administration	185,924	260,859	618,962	574,901
Professional	96,632	97,344	100,063	100,311
Administration — class specific	87,548	124,229	310,176	286,572
Registration	86,063	87,827	95,984	95,681
Accounting services	65,819	65,820	65,819	65,820
Printing and postage	31,660	33,778	39,658	37,302
Trustees and Officer	9,627	11,014	18,233	17,374
Custodian	5,081	14,005	17,979	19,443
Miscellaneous	17,317	18,974	27,221	26,001

Total expenses excluding interest expense	1,834,419	2,614,549	5,274,553	4,407,726
Interest expense	4,858	6,146	10,105	3,580

Total expenses	1,839,277	2,620,695	5,284,658	4,411,306
Less:
Administration fees waived	(178,111)	(154,597)	—	(197)
Administration fees waived by the Manager — class specific	(81,221)	(114,714)	(260,630)	(252,690)
Fees waived and/or reimbursed by the Manager	(34,904)	(26,314)	(53,173)	(23,234)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(132,498)	(266,541)	(695,495)	(928,384)

Total expenses after fees waived and/or reimbursed	1,412,543	2,058,529	4,275,360	3,206,801

Net investment income	15,604,726	18,276,586	37,981,177	26,087,618

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	14,101,050	29,872,982	102,069,992	110,295,895
Capital gain distributions from investment companies — affiliated	42,783	36,602	75,029	31,963
Allocation from the affiliated Master Portfolio	(8,595,889)	(8,971,979)	(3,762,708)	(1,913,303)

	$5,547,944	$20,937,605	$98,382,313	$108,414,555

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	29,589,125	54,973,420	171,386,945	200,344,258
Allocation from the affiliated Master Portfolio	14,511,362	16,573,324	17,456,134	7,651,671

	44,100,487	71,546,744	188,843,079	207,995,929

Net realized and unrealized gain	49,648,431	92,484,349	287,225,392	316,410,484

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,253,157	$110,760,935	$325,206,569	$342,498,102

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	21

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/24	Year Ended 09/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,604,726	$14,518,154	$18,276,586	$17,028,746
Net realized gain (loss)	5,547,944	(28,766,297)	20,937,605	(7,244,829)
Net change in unrealized appreciation (depreciation)	44,100,487	33,656,130	71,546,744	35,279,162

Net increase in net assets resulting from operations	65,253,157	19,407,987	110,760,935	45,063,079

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,574,924)	(3,168,066)	(3,989,841)	(4,070,010)
Investor A	(6,241,192)	(6,638,182)	(7,290,167)	(7,173,650)
Investor C	(817,249)	(1,186,115)	(962,583)	(1,229,112)
Class K	(4,483,316)	(3,173,202)	(4,220,565)	(3,061,219)
Class R	(199,363)	(192,826)	(327,584)	(281,771)

Decrease in net assets resulting from distributions to shareholders	(14,316,044)	(14,358,391)	(16,790,740)	(15,815,762)

CAPITAL SHARE TRANSACTIONS

Net decrease in net assets derived from capital share transactions	(35,008,862)	(49,451,144)	(27,727,483)	(17,609,486)

NET ASSETS
Total increase (decrease) in net assets	15,928,251	(44,401,548)	66,242,712	11,637,831
Beginning of year	424,846,603	469,248,151	590,789,168	579,151,337

End of year	$440,774,854	$424,846,603	$657,031,880	$590,789,168

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/24	Year Ended 09/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$37,981,177	$32,476,502	$26,087,618	$23,106,419
Net realized gain	98,382,313	33,357,780	108,414,555	31,252,594
Net change in unrealized appreciation (depreciation)	188,843,079	75,192,945	207,995,929	100,485,331

Net increase in net assets resulting from operations	325,206,569	141,027,227	342,498,102	154,844,344

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(10,015,656)	(6,805,168)	(19,290,585)	(8,126,173)
Investor A	(16,957,882)	(13,158,869)	(13,043,271)	(5,495,390)
Investor C	(1,321,573)	(1,024,771)	(2,301,879)	(749,042)
Class K	(13,785,791)	(7,506,615)	(19,210,051)	(7,376,039)
Class R	(646,703)	(404,970)	(839,116)	(254,665)

Decrease in net assets resulting from distributions to shareholders	(42,727,605)	(28,900,393)	(54,684,902)	(22,001,309)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	47,147,485	69,085,218	154,391,407	135,797,443

NET ASSETS
Total increase in net assets	329,626,449	181,212,052	442,204,607	268,640,478
Beginning of year	1,349,253,822	1,168,041,770	1,189,481,013	920,840,535

End of year	$1,678,880,271	$1,349,253,822	$1,631,685,620	$1,189,481,013

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	23

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund

	Institutional

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of year	$10.39	$10.31	$12.83	$12.44	$11.85

Net investment income(a)	0.42	0.37	0.34	0.25	0.29
Net realized and unrealized gain (loss)	1.25	0.07	(2.25)	0.70	0.59

Net increase (decrease) from investment operations	1.67	0.44	(1.91)	0.95	0.88

Distributions(b)
From net investment income	(0.38)	(0.36)	(0.27)	(0.20)	(0.28)
From net realized gain	—	—	(0.34)	(0.36)	(0.01)

Total distributions	(0.38)	(0.36)	(0.61)	(0.56)	(0.29)

Net asset value, end of year	$11.68	$10.39	$10.31	$12.83	$12.44

Total Return(c)
Based on net asset value	16.37%	4.32%	(15.72)%	7.71%	7.56%

Ratios to Average Net Assets(d)
Total expenses	0.26%	0.27%	0.25%	0.25%	0.26%

Total expenses after fees waived and/or reimbursed	0.10%	0.11%	0.11%	0.11%	0.12%

Net investment income	3.80%	3.51%	2.86%	1.96%	2.44%

Supplemental Data
Net assets, end of year (000)	$70,431	$76,851	$111,382	$170,274	$101,480

Portfolio turnover rate	94%	105%	65%	72%	88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

24	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor A

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of year	$10.21	$10.13	$12.63	$12.26	$11.68

Net investment income(a)	0.37	0.33	0.29	0.21	0.25
Net realized and unrealized gain (loss)	1.24	0.08	(2.22)	0.68	0.59

Net increase (decrease) from investment operations	1.61	0.41	(1.93)	0.89	0.84

Distributions(b)
From net investment income	(0.34)	(0.33)	(0.23)	(0.16)	(0.25)
From net realized gain	—	—	(0.34)	(0.36)	(0.01)

Total distributions	(0.34)	(0.33)	(0.57)	(0.52)	(0.26)

Net asset value, end of year	$11.48	$10.21	$10.13	$12.63	$12.26

Total Return(c)
Based on net asset value	16.06%	4.00%	(16.06)%	7.36%	7.27%

Ratios to Average Net Assets(d)
Total expenses	0.54%	0.49%	0.48%	0.47%	0.51	%(e)

Total expenses after fees waived and/or reimbursed	0.44%	0.43%	0.44%	0.43%	0.45%

Net investment income	3.47%	3.18%	2.51%	1.65%	2.10%

Supplemental Data
Net assets, end of year (000)	$192,547	$191,443	$216,422	$266,615	$189,930

Portfolio turnover rate	94%	105%	65%	72%	88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor C

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of year	$10.10	$10.00	$12.46	$12.10	$11.54

Net investment income(a)	0.29	0.25	0.21	0.11	0.16
Net realized and unrealized gain (loss)	1.21	0.08	(2.20)	0.68	0.57

Net increase (decrease) from investment operations	1.50	0.33	(1.99)	0.79	0.73

Distributions(b)
From net investment income	(0.23)	(0.23)	(0.13)	(0.07)	(0.16)
From net realized gain	—	—	(0.34)	(0.36)	(0.01)

Total distributions	(0.23)	(0.23)	(0.47)	(0.43)	(0.17)

Net asset value, end of year	$11.37	$10.10	$10.00	$12.46	$12.10

Total Return(c)
Based on net asset value	15.08%	3.28%	(16.64)%	6.55%	6.37%

Ratios to Average Net Assets(d)
Total expenses	1.24%	1.25%	1.20%	1.21%	1.25	%(e)

Total expenses after fees waived and/or reimbursed	1.19%	1.19%	1.18%	1.18%	1.19%

Net investment income	2.73%	2.43%	1.78%	0.91%	1.35%

Supplemental Data
Net assets, end of year (000)	$28,042	$41,939	$55,438	$81,679	$82,134

Portfolio turnover rate	94%	105%	65%	72%	88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

26	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class K

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of year	$10.39	$10.31	$12.83	$12.44	$11.85

Net investment income(a)	0.42	0.37	0.34	0.25	0.29
Net realized and unrealized gain (loss)	1.25	0.08	(2.25)	0.70	0.60

Net increase (decrease) from investment operations	1.67	0.45	(1.91)	0.95	0.89

Distributions(b)
From net investment income	(0.38)	(0.37)	(0.27)	(0.20)	(0.29)
From net realized gain	—	—	(0.34)	(0.36)	(0.01)

Total distributions	(0.38)	(0.37)	(0.61)	(0.56)	(0.30)

Net asset value, end of year	$11.68	$10.39	$10.31	$12.83	$12.44

Total Return(c)
Based on net asset value	16.39%	4.35%	(15.70)%	7.72%	7.58%

Ratios to Average Net Assets(d)
Total expenses	0.15%	0.16%	0.13%	0.15%	0.18%

Total expenses after fees waived and/or reimbursed	0.08%	0.09%	0.09%	0.09%	0.10%

Net investment income	3.81%	3.51%	2.93%	1.98%	2.44%

Supplemental Data
Net assets, end of year (000)	$142,689	$108,105	$79,172	$70,002	$44,530

Portfolio turnover rate	94%	105%	65%	72%	88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class R

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of year	$10.17	$10.09	$12.58	$12.20	$11.62

Net investment income(a)	0.34	0.30	0.26	0.17	0.21
Net realized and unrealized gain (loss)	1.23	0.08	(2.22)	0.69	0.58

Net increase (decrease) from investment operations	1.57	0.38	(1.96)	0.86	0.79

Distributions(b)
From net investment income	(0.31)	(0.30)	(0.19)	(0.12)	(0.20)
From net realized gain	—	—	(0.34)	(0.36)	(0.01)

Total distributions	(0.31)	(0.30)	(0.53)	(0.48)	(0.21)

Net asset value, end of year	$11.43	$10.17	$10.09	$12.58	$12.20

Total Return(c)
Based on net asset value	15.69%	3.73%	(16.31)%	7.07%	6.87%

Ratios to Average Net Assets(d)
Total expenses	0.77%	0.79%	0.77%	0.77%	0.79	%(e)

Total expenses after fees waived and/or reimbursed	0.72%	0.74%	0.74%	0.73%	0.74%

Net investment income	3.20%	2.87%	2.22%	1.37%	1.81%

Supplemental Data
Net assets, end of year (000)	$7,066	$6,509	$6,833	$7,585	$8,656

Portfolio turnover rate	94%	105%	65%	72%	88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

28	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund

	Institutional

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of year	$11.52	$10.96	$13.89	$12.86	$11.95

Net investment income(a)	0.40	0.36	0.36	0.25	0.26
Net realized and unrealized gain (loss)	1.85	0.54	(2.43)	1.38	0.97

Net increase (decrease) from investment operations	2.25	0.90	(2.07)	1.63	1.23

Distributions(b)
From net investment income	(0.36)	(0.34)	(0.30)	(0.18)	(0.32)
From net realized gain	—	—	(0.56)	(0.42)	—

Total distributions	(0.36)	(0.34)	(0.86)	(0.60)	(0.32)

Net asset value, end of year	$13.41	$11.52	$10.96	$13.89	$12.86

Total Return(c)
Based on net asset value	19.88%	8.31%	(16.08)%	12.91%	10.48%

Ratios to Average Net Assets(d)
Total expenses	0.27%	0.26%	0.27%	0.26%	0.31%

Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.11%	0.11%	0.13%

Net investment income	3.19%	3.13%	2.80%	1.84%	2.15%

Supplemental Data
Net assets, end of year (000)	$145,964	$135,752	$149,551	$233,289	$152,244

Portfolio turnover rate	103%	101%	63%	69%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor A

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of year	$11.38	$10.83	$13.73	$12.73	$11.83

Net investment income(a)	0.35	0.32	0.31	0.20	0.22
Net realized and unrealized gain (loss)	1.83	0.53	(2.39)	1.36	0.96

Net increase (decrease) from investment operations	2.18	0.85	(2.08)	1.56	1.18

Distributions(b)
From net investment income	(0.32)	(0.30)	(0.26)	(0.14)	(0.28)
From net realized gain	—	—	(0.56)	(0.42)	—

Total distributions	(0.32)	(0.30)	(0.82)	(0.56)	(0.28)

Net asset value, end of year	$13.24	$11.38	$10.83	$13.73	$12.73

Total Return(c)
Based on net asset value	19.47%	7.92%	(16.31)%	12.48%	10.15%

Ratios to Average Net Assets(d)
Total expenses	0.51%	0.47%	0.48%	0.46%	0.50	%(e)

Total expenses after fees waived and/or reimbursed	0.44%	0.43%	0.44%	0.44%	0.46%

Net investment income	2.85%	2.78%	2.46%	1.51%	1.80%

Supplemental Data
Net assets, end of year (000)	$287,736	$260,121	$259,984	$306,177	$222,510

Portfolio turnover rate	103%	101%	63%	69%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

30	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20

Net asset value, beginning of year	$11.21	$10.66	$13.52	$12.54	$11.66

Net investment income(a)	0.25	0.23	0.22	0.10	0.13
Net realized and unrealized gain (loss)	1.81	0.52	(2.37)	1.35	0.94

Net increase (decrease) from investment operations	2.06	0.75	(2.15)	1.45	1.07

Distributions(b)
From net investment income	(0.21)	(0.20)	(0.15)	(0.05)	(0.19)
From net realized gain	—	—	(0.56)	(0.42)	—

Total distributions	(0.21)	(0.20)	(0.71)	(0.47)	(0.19)

Net asset value, end of year	$13.06	$11.21	$10.66	$13.52	$12.54

Total Return(c)
Based on net asset value	18.58%	7.08%	(16.93)%	11.68%	9.30%

Ratios to Average Net Assets(d)
Total expenses	1.22%	1.23%	1.20%	1.21%	1.25	%(e)

Total expenses after fees waived and/or reimbursed	1.19%	1.19%	1.18%	1.18%	1.21%

Net investment income	2.10%	2.03%	1.73%	0.76%	1.06%

Supplemental Data
Net assets, end of year (000)	$45,453	$56,748	$69,423	$95,825	$84,541

Portfolio turnover rate	103%	101%	63%	69%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class K

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20

Net asset value, beginning of year	$11.53	$10.97	$13.90	$12.87	$11.96

Net investment income(a)	0.40	0.36	0.36	0.26	0.27
Net realized and unrealized gain (loss)	1.85	0.54	(2.43)	1.37	0.96

Net increase (decrease) from investment operations	2.25	0.90	(2.07)	1.63	1.23

Distributions(b)
From net investment income	(0.36)	(0.34)	(0.30)	(0.18)	(0.32)
From net realized gain	—	—	(0.56)	(0.42)	—

Total distributions	(0.36)	(0.34)	(0.86)	(0.60)	(0.32)

Net asset value, end of year	$13.42	$11.53	$10.97	$13.90	$12.87

Total Return(c)
Based on net asset value	19.88%	8.33%	(16.06)%	12.92%	10.49%

Ratios to Average Net Assets(d)
Total expenses	0.13%	0.14%	0.13%	0.14%	0.17%

Total expenses after fees waived and/or reimbursed	0.08%	0.08%	0.09%	0.09%	0.11%

Net investment income	3.21%	3.12%	2.85%	1.87%	2.19%

Supplemental Data
Net assets, end of year (000)	$164,750	$125,737	$89,389	$59,411	$23,034

Portfolio turnover rate	103%	101%	63%	69%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

32	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class R

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20

Net asset value, beginning of year	$11.35	$10.80	$13.70	$12.69	$11.78

Net investment income(a)	0.33	0.30	0.29	0.18	0.19
Net realized and unrealized gain (loss)	1.82	0.53	(2.39)	1.36	0.97

Net increase (decrease) from investment operations	2.15	0.83	(2.10)	1.54	1.16

Distributions(b)
From net investment income	(0.30)	(0.28)	(0.24)	(0.11)	(0.25)
From net realized gain	—	—	(0.56)	(0.42)	—

Total distributions	(0.30)	(0.28)	(0.80)	(0.53)	(0.25)

Net asset value, end of year	$13.20	$11.35	$10.80	$13.70	$12.69

Total Return(c)
Based on net asset value	19.26%	7.79%	(16.48)%	12.27%	9.99%

Ratios to Average Net Assets(d)
Total expenses	0.79%	0.83%	0.80%	0.80%	0.82%

Total expenses after fees waived and/or reimbursed	0.60%	0.60%	0.61%	0.61%	0.63%

Net investment income	2.69%	2.59%	2.31%	1.34%	1.61%

Supplemental Data
Net assets, end of year (000)	$13,128	$12,432	$10,805	$10,705	$10,205

Portfolio turnover rate	103%	101%	63%	69%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund

	Institutional

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20

Net asset value, beginning of year	$13.79	$12.59	$16.38	$14.43	$13.37

Net investment income(a)	0.40	0.37	0.39	0.26	0.27
Net realized and unrealized gain (loss)	2.83	1.17	(2.97)	2.29	1.30

Net increase (decrease) from investment operations	3.23	1.54	(2.58)	2.55	1.57

Distributions(b)
From net investment income	(0.35)	(0.34)	(0.36)	(0.21)	(0.35)
From net realized gain	(0.10)	—	(0.85)	(0.39)	(0.16)

Total distributions	(0.45)	(0.34)	(1.21)	(0.60)	(0.51)

Net asset value, end of year	$16.57	$13.79	$12.59	$16.38	$14.43

Total Return(c)
Based on net asset value	23.81%	12.36%	(17.30)%	17.94%	12.00%

Ratios to Average Net Assets(d)
Total expenses	0.25%	0.22%	0.26%	0.24%	0.28%

Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.10%	0.11%	0.13%

Net investment income	2.64%	2.72%	2.61%	1.63%	2.00%

Supplemental Data
Net assets, end of year (000)	$369,007	$314,277	$260,346	$296,407	$215,674

Portfolio turnover rate	104%	93%	58%	68%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

34	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20

Net asset value, beginning of year	$13.49	$12.32	$16.05	$14.15	$13.13

Net investment income(a)	0.34	0.32	0.33	0.20	0.22
Net realized and unrealized gain (loss)	2.77	1.14	(2.90)	2.25	1.27

Net increase (decrease) from investment operations	3.11	1.46	(2.57)	2.45	1.49

Distributions(b)
From net investment income	(0.30)	(0.29)	(0.31)	(0.16)	(0.31)
From net realized gain	(0.10)	—	(0.85)	(0.39)	(0.16)

Total distributions	(0.40)	(0.29)	(1.16)	(0.55)	(0.47)

Net asset value, end of year	$16.20	$13.49	$12.32	$16.05	$14.15

Total Return(c)
Based on net asset value	23.41%	11.98%	(17.56)%	17.58%	11.54%

Ratios to Average Net Assets(d)
Total expenses	0.49%	0.47%	0.45%	0.45%	0.49%

Total expenses after fees waived and/or reimbursed	0.44%	0.44%	0.44%	0.44%	0.47%

Net investment income	2.29%	2.37%	2.27%	1.28%	1.66%

Supplemental Data
Net assets, end of year (000)	$687,425	$588,797	$564,789	$699,130	$576,079

Portfolio turnover rate	104%	93%	58%	68%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20

Net asset value, beginning of year	$13.13	$11.98	$15.64	$13.79	$12.81

Net investment income(a)	0.22	0.21	0.22	0.08	0.12
Net realized and unrealized gain (loss)	2.69	1.12	(2.84)	2.20	1.23

Net increase (decrease) from investment operations	2.91	1.33	(2.62)	2.28	1.35

Distributions(b)
From net investment income	(0.18)	(0.18)	(0.19)	(0.04)	(0.21)
From net realized gain	(0.10)	—	(0.85)	(0.39)	(0.16)

Total distributions	(0.28)	(0.18)	(1.04)	(0.43)	(0.37)

Net asset value, end of year	$15.76	$13.13	$11.98	$15.64	$13.79

Total Return(c)
Based on net asset value	22.44%	11.20%	(18.18)%	16.74%	10.69%

Ratios to Average Net Assets(d)
Total expenses	1.19%	1.20%	1.18%	1.20%	1.23%

Total expenses after fees waived and/or reimbursed	1.18%	1.19%	1.18%	1.19%	1.22%

Net investment income	1.54%	1.62%	1.55%	0.53%	0.91%

Supplemental Data
Net assets, end of year (000)	$58,901	$67,973	$69,416	$99,500	$85,371

Portfolio turnover rate	104%	93%	58%	68%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

36	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class K

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20

Net asset value, beginning of year	$13.79	$12.59	$16.38	$14.43	$13.37

Net investment income(a)	0.40	0.37	0.40	0.28	0.27
Net realized and unrealized gain (loss)	2.83	1.17	(2.98)	2.27	1.30

Net increase (decrease) from investment operations	3.23	1.54	(2.58)	2.55	1.57

Distributions(b)
From net investment income	(0.35)	(0.34)	(0.36)	(0.21)	(0.35)
From net realized gain	(0.10)	—	(0.85)	(0.39)	(0.16)

Total distributions	(0.45)	(0.34)	(1.21)	(0.60)	(0.51)

Net asset value, end of year	$16.57	$13.79	$12.59	$16.38	$14.43

Total Return(c)
Based on net asset value	23.84%	12.39%	(17.29)%	17.96%	12.02%

Ratios to Average Net Assets(d)
Total expenses	0.09%	0.10%	0.10%	0.11%	0.14%

Total expenses after fees waived and/or reimbursed	0.08%	0.08%	0.08%	0.09%	0.11%

Net investment income	2.66%	2.72%	2.68%	1.71%	2.03%

Supplemental Data
Net assets, end of year (000)	$526,884	$356,094	$256,326	$195,750	$40,575

Portfolio turnover rate	104%	93%	58%	68%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class R

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20

Net asset value, beginning of year	$13.44	$12.28	$16.01	$14.12	$13.08

Net investment income(a)	0.31	0.29	0.30	0.17	0.19
Net realized and unrealized gain (loss)	2.76	1.15	(2.90)	2.24	1.28

Net increase (decrease) from investment operations	3.07	1.44	(2.60)	2.41	1.47

Distributions(b)
From net investment income	(0.28)	(0.28)	(0.28)	(0.13)	(0.27)
From net realized gain	(0.10)	—	(0.85)	(0.39)	(0.16)

Total distributions	(0.38)	(0.28)	(1.13)	(0.52)	(0.43)

Net asset value, end of year	$16.13	$13.44	$12.28	$16.01	$14.12

Total Return(c)
Based on net asset value	23.19%	11.81%	(17.76)%	17.31%	11.42%

Ratios to Average Net Assets(d)
Total expenses	0.80%	0.79%	0.80%	0.79%	0.82%

Total expenses after fees waived and/or reimbursed	0.62%	0.63%	0.63%	0.64%	0.66%

Net investment income	2.11%	2.18%	2.06%	1.07%	1.45%

Supplemental Data
Net assets, end of year (000)	$36,663	$22,113	$17,164	$16,815	$13,425

Portfolio turnover rate	104%	93%	58%	68%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

38	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund

	Institutional

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20

Net asset value, beginning of year	$15.06	$13.22	$17.10	$14.16	$12.83

Net investment income(a)	0.33	0.33	0.37	0.24	0.23
Net realized and unrealized gain (loss)	3.72	1.83	(3.22)	3.03	1.43

Net increase (decrease) from investment operations	4.05	2.16	(2.85)	3.27	1.66

Distributions(b)
From net investment income	(0.31)	(0.28)	(0.32)	(0.18)	(0.27)
From net realized gain	(0.37)	(0.04)	(0.71)	(0.15)	(0.06)

Total distributions	(0.68)	(0.32)	(1.03)	(0.33)	(0.33)

Net asset value, end of year	$18.43	$15.06	$13.22	$17.10	$14.16

Total Return(c)
Based on net asset value	27.65%	16.54%	(18.02)%	23.26%	13.11%

Ratios to Average Net Assets(d)
Total expenses	0.27%	0.25%	0.30%	0.28%	0.34%

Total expenses after fees waived and/or reimbursed	0.09%	0.10%	0.10%	0.10%	0.14%

Net investment income	1.95%	2.22%	2.35%	1.45%	1.76%

Supplemental Data
Net assets, end of year (000)	$571,836	$417,435	$325,725	$240,529	$168,065

Portfolio turnover rate	97%	97%	51%	56%	116%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20

Net asset value, beginning of year	$14.68	$12.90	$16.72	$13.85	$12.56

Net investment income(a)	0.26	0.27	0.31	0.18	0.18
Net realized and unrealized gain (loss)	3.65	1.78	(3.15)	2.97	1.40

Net increase (decrease) from investment operations	3.91	2.05	(2.84)	3.15	1.58

Distributions(b)
From net investment income	(0.26)	(0.23)	(0.27)	(0.13)	(0.23)
From net realized gain	(0.37)	(0.04)	(0.71)	(0.15)	(0.06)

Total distributions	(0.63)	(0.27)	(0.98)	(0.28)	(0.29)

Net asset value, end of year	$17.96	$14.68	$12.90	$16.72	$13.85

Total Return(c)
Based on net asset value	27.34%	16.07%	(18.32)%	22.93%	12.72%

Ratios to Average Net Assets(d)
Total expenses	0.46%	0.50%	0.50%	0.47%	0.53%

Total expenses after fees waived and/or reimbursed	0.43%	0.44%	0.44%	0.44%	0.48%

Net investment income	1.62%	1.88%	2.03%	1.10%	1.41%

Supplemental Data
Net assets, end of year (000)	$392,981	$302,881	$255,281	$283,943	$203,561

Portfolio turnover rate	97%	97%	51%	56%	116%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

40	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20

Net asset value, beginning of year	$14.09	$12.38	$16.09	$13.35	$12.12

Net investment income(a)	0.14	0.16	0.19	0.06	0.08
Net realized and unrealized gain (loss)	3.49	1.71	(3.04)	2.86	1.35

Net increase (decrease) from investment operations	3.63	1.87	(2.85)	2.92	1.43

Distributions(b)
From net investment income	(0.15)	(0.12)	(0.15)	(0.03)	(0.14)
From net realized gain	(0.37)	(0.04)	(0.71)	(0.15)	(0.06)

Total distributions	(0.52)	(0.16)	(0.86)	(0.18)	(0.20)

Net asset value, end of year	$17.20	$14.09	$12.38	$16.09	$13.35

Total Return(c)
Based on net asset value	26.36%	15.24%	(18.92)%	21.95%	11.90%

Ratios to Average Net Assets(d)
Total expenses	1.22%	1.23%	1.20%	1.23%	1.30%

Total expenses after fees waived and/or reimbursed	1.18%	1.19%	1.19%	1.19%	1.23%

Net investment income	0.87%	1.13%	1.29%	0.36%	0.66%

Supplemental Data
Net assets, end of year (000)	$72,113	$63,776	$56,149	$74,750	$50,977

Portfolio turnover rate	97%	97%	51%	56%	116%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class K

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20

Net asset value, beginning of year	$15.06	$13.22	$17.11	$14.16	$12.83

Net investment income(a)	0.33	0.33	0.40	0.25	0.24
Net realized and unrealized gain (loss)	3.73	1.83	(3.26)	3.03	1.42

Net increase (decrease) from investment operations	4.06	2.16	(2.86)	3.28	1.66

Distributions(b)
From net investment income	(0.31)	(0.28)	(0.32)	(0.18)	(0.27)
From net realized gain	(0.37)	(0.04)	(0.71)	(0.15)	(0.06)

Total distributions	(0.68)	(0.32)	(1.03)	(0.33)	(0.33)

Net asset value, end of year	$18.44	$15.06	$13.22	$17.11	$14.16

Total Return(c)
Based on net asset value	27.74%	16.55%	(18.05)%	23.35%	13.13%

Ratios to Average Net Assets(d)
Total expenses	0.09%	0.10%	0.10%	0.12%	0.18%

Total expenses after fees waived and/or reimbursed	0.07%	0.08%	0.08%	0.08%	0.12%

Net investment income	1.98%	2.24%	2.56%	1.50%	1.79%

Supplemental Data
Net assets, end of year (000)	$561,515	$386,972	$271,863	$148,917	$45,032

Portfolio turnover rate	97%	97%	51%	56%	116%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

42	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class R

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20

Net asset value, beginning of year	$14.57	$12.81	$16.61	$13.77	$12.47

Net investment income(a)	0.24	0.25	0.28	0.14	0.15
Net realized and unrealized gain (loss)	3.60	1.77	(3.13)	2.96	1.40

Net increase (decrease) from investment operations	3.84	2.02	(2.85)	3.10	1.55

Distributions(b)
From net investment income	(0.24)	(0.22)	(0.24)	(0.11)	(0.19)
From net realized gain	(0.37)	(0.04)	(0.71)	(0.15)	(0.06)

Total distributions	(0.61)	(0.26)	(0.95)	(0.26)	(0.25)

Net asset value, end of year	$17.80	$14.57	$12.81	$16.61	$13.77

Total Return(c)
Based on net asset value	27.09%	15.92%	(18.43)%	22.69%	12.53%

Ratios to Average Net Assets(d)
Total expenses	0.80%	0.82%	0.82%	0.80%	0.84%

Total expenses after fees waived and/or reimbursed	0.59%	0.60%	0.60%	0.60%	0.64%

Net investment income	1.45%	1.71%	1.85%	0.87%	1.17%

Supplemental Data
Net assets, end of year (000)	$33,241	$18,418	$11,823	$10,224	$7,058

Portfolio turnover rate	97%	97%	51%	56%	116%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of Underlying Funds, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities. The Funds are subject to the same risks as the Underlying Funds in which they invest. Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

Prior to August 27, 2024, the Funds were invested in a master portfolio managed by a subsidiary of BlackRock (the “Master Portfolio”). Effective August 27, 2024, the Funds are no longer invested in the Master Portfolio.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. The Funds recorded their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

44	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for the Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Funds’ assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	The Funds record their proportionate investment in the Master Portfolio at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolio.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (continued)

Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

20/80 Target Allocation

Barclays Capital, Inc.	$9,284,820	$(9,284,820)	$—	$—

BofA Securities, Inc.	9,709,050	(9,709,050)	—	—

	$18,993,870	$(18,993,870)	$—	$—

40/60 Target Allocation

Barclays Capital, Inc.	$12,432,290	$(12,432,290)	$—	$—

Citigroup Global Markets, Inc.	157,308	(157,308)	—	—

Goldman Sachs & Co. LLC	1,607,172	(1,607,172)	—	—

Mizuho Securities USA LLC	1,176,776	(1,176,776)	—	—

Toronto-Dominion Bank	14,647,886	(14,647,886)	—	—

	$30,021,432	$(30,021,432)	$—	$—

60/40 Target Allocation

Barclays Capital, Inc.	$31,588,413	$(31,588,413)	$—	$—

BNP Paribas SA	11,303,250	(11,303,250)	—	—

BofA Securities, Inc.	7,399,056	(7,399,056)	—	—

Citigroup Global Markets, Inc.	562,042	(562,042)	—	—

Goldman Sachs & Co. LLC	4,927,650	(4,927,650)	—	—

	$55,780,411	$(55,780,411)	$—	$—

80/20 Target Allocation

Toronto-Dominion Bank	$47,369,454	$(47,369,454)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager does not receive any management fees from the Funds for its investment advisory services.

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Notes to Financial Statements (continued)

Service and Distribution Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended September 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total

20/80 Target Allocation	$482,078	$335,286	$33,940	$851,304
40/60 Target Allocation	692,214	500,152	64,432	1,256,798
60/40 Target Allocation	1,606,221	629,132	144,034	2,379,387
80/20 Target Allocation	872,704	682,448	128,591	1,683,743

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended September 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

20/80 Target Allocation	$14,360	$38,546	$6,709	$26,576	$1,357	$87,548
40/60 Target Allocation	27,161	55,336	10,004	29,153	2,575	124,229
60/40 Target Allocation	68,248	128,385	12,581	95,210	5,752	310,176
80/20 Target Allocation	100,330	69,734	13,638	97,736	5,134	286,572

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2024, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

20/80 Target Allocation	$355	$2,827	$826	$357	$81	$4,446
40/60 Target Allocation	519	4,177	1,327	481	146	6,650
60/40 Target Allocation	1,832	25,122	2,558	1,052	227	30,791
80/20 Target Allocation	1,319	8,398	3,716	1,263	258	14,954

For the year ended September 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

20/80 Target Allocation	$80,503	$272,893	$31,319	$4,702	$8,027	$397,444
40/60 Target Allocation	198,070	373,174	44,982	6,295	21,380	643,901
60/40 Target Allocation	553,431	923,872	58,788	6,658	58,322	1,601,071
80/20 Target Allocation	925,745	427,253	85,322	9,000	53,258	1,500,578

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (continued)

Other Fees: For the year ended September 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts

20/80 Target Allocation	$6,089
40/60 Target Allocation	11,985
60/40 Target Allocation	13,902
80/20 Target Allocation	21,806

For the year ended September 30, 2024, affiliates received CDSCs as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation

Investor A	$—	$445	$2,963	$118
Investor C	2,086	4,595	5,073	11,396

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R

20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

Effective August 28, 2024, the Manager contractually agreed to reimburse the Funds for certain expenses associated with each Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. The reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year. For the year ended September 30, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Fund Name	Amounts Waived

20/80 Target Allocation	$21,517
40/60 Target Allocation	26,314
60/40 Target Allocation	53,173
80/20 Target Allocation	23,234

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Underlying Funds and the Master Portfolio in which the Funds invested. For the year ended September 30, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Fund Name	Amounts Waived

20/80 Target Allocation	$13,387

The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended September 30, 2024, the amounts were as follows:

Fund Name	Amounts Waived

20/80 Target Allocation	$178,111
40/60 Target Allocation	154,597
80/20 Target Allocation	197

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2024, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

20/80 Target Allocation	$14,360	$38,546	$1,739	$26,576	$—	$81,221
40/60 Target Allocation	27,161	54,650	1,175	29,153	2,575	114,714
60/40 Target Allocation	68,248	115,719	670	70,241	5,752	260,630

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Notes to Financial Statements (continued)

	Administration Fees Waived by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

80/20 Target Allocation	$100,330	$51,463	$12,259	$83,504	$5,134	$252,690

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

20/80 Target Allocation	$66,160	$61,636	$—	$4,702	$—	$132,498
40/60 Target Allocation	170,926	70,452	—	6,294	18,869	266,541
60/40 Target Allocation	462,707	190,213	—	311	42,264	695,495
80/20 Target Allocation	801,945	69,957	8,983	390	47,109	928,384

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended September 30, 2024, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

20/80 Target Allocation	$22,595
40/60 Target Allocation	31,615
60/40 Target Allocation	69,527
80/20 Target Allocation	40,921

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

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Notes to Financial Statements (continued)

6.	PURCHASES AND SALES

For the year ended September 30, 2024, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolio, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

20/80 Target Allocation	$408,848,332	$445,090,492
40/60 Target Allocation	639,042,989	669,669,933
60/40 Target Allocation	1,645,994,170	1,606,451,805
80/20 Target Allocation	1,510,636,004	1,387,112,172

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

The tax character of distributions paid was as follows:

Fund Name	Year Ended September 30, 2024	Year Ended September 30, 2023

20/80 Target Allocation
Ordinary income	$14,316,044	$14,358,391

40/60 Target Allocation
Ordinary income	$16,790,740	$15,815,762

60/40 Target Allocation
Ordinary income	$32,611,781	$28,900,393
Long term capital gains	10,115,824	—

	42,727,605	28,900,393

80/20 Target Allocation
Ordinary income	$23,795,371	$18,827,451
Long term capital gains	30,889,531	3,173,858

	$54,684,902	$22,001,309

As of September 30, 2024, the tax components of accumulated net earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total

20/80 Target Allocation	$11,608,440	$—	$(48,663,042)	$18,651,944	$(18,402,658)
40/60 Target Allocation	13,585,132	—	(6,687,294)	59,413,838	66,311,676
60/40 Target Allocation	74,449,939	46,609,484	—	209,807,452	330,866,875
80/20 Target Allocation	66,602,766	57,691,788	—	255,598,529	379,893,083

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

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Notes to Financial Statements (continued)

During the year ended September 30, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:

	20/80 Target Allocation	40/60 Target Allocation
Amount utilized	$8,446,775	$ 22,296,501

As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

20/80 Target Allocation	$441,855,536	$18,754,539	$(102,595)	$18,651,944
40/60 Target Allocation	629,082,116	59,618,220	(204,382)	59,413,838
60/40 Target Allocation	1,531,232,853	209,807,452	—	209,807,452
80/20 Target Allocation	1,425,522,980	256,055,750	(457,221)	255,598,529

8.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2024, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and the Master Portfolio, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (continued)

adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 09/30/24		Year Ended 09/30/23

Fund Name/Share Class	Shares	Amount	Shares	Amount

20/80 Target Allocation

Institutional

Shares sold	2,150,446	$23,656,095	1,946,216	$20,595,664

Shares issued in reinvestment of distributions	237,636	2,559,342	304,653	3,153,152

Shares redeemed	(3,756,634)	(40,896,523)	(5,658,270)	(59,877,571)

	(1,368,552)	$(14,681,086)	(3,407,401)	$(36,128,755)

Investor A

Shares sold and automatic conversion of shares	1,929,988	$20,666,505	2,033,718	$21,141,172

Shares issued in reinvestment of distributions	570,999	6,058,303	631,958	6,445,968

Shares redeemed	(4,470,934)	(48,035,486)	(5,275,276)	(54,995,622)

	(1,969,947)	$(21,310,678)	(2,609,600)	$(27,408,482)

Investor C

Shares sold	236,883	$2,521,669	333,895	$3,450,974

Shares issued in reinvestment of distributions	77,317	817,249	116,962	1,185,996

Shares redeemed and automatic conversion of shares	(2,002,458)	(21,168,856)	(1,838,308)	(18,982,123)

	(1,688,258)	$(17,829,938)	(1,387,451)	$(14,345,153)

Class K

Shares sold	5,339,806	$57,638,539	4,613,511	$48,960,171

Shares issued in reinvestment of distributions	415,629	4,476,323	305,939	3,166,464

Shares redeemed	(3,946,539)	(43,057,861)	(2,193,055)	(23,316,367)

	1,808,896	$19,057,001	2,726,395	$28,810,268

Class R

Shares sold	82,616	$875,041	161,566	$1,683,417

Shares issued in reinvestment of distributions	18,844	199,362	18,942	192,826

Shares redeemed	(123,261)	(1,318,564)	(217,350)	(2,255,265)

	(21,801)	$(244,161)	(36,842)	$(379,022)

	(3,239,662)	$(35,008,862)	(4,714,899)	$(49,451,144)

40/60 Target Allocation

Institutional

Shares sold	3,135,843	$39,244,306	3,416,428	$39,743,831

Shares issued in reinvestment of distributions	326,618	3,948,804	361,145	4,044,828

Shares redeemed	(4,360,662)	(53,455,010)	(5,633,371)	(64,861,199)

	(898,201)	$(10,261,900)	(1,855,798)	$(21,072,540)

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Notes to Financial Statements (continued)

	Year Ended 09/30/24		Year Ended 09/30/23

Fund Name/Share Class	Shares	Amount	Shares	Amount

40/60 Target Allocation (continued)

Investor A

Shares sold and automatic conversion of shares	2,883,203	$35,180,208	3,242,311	$37,123,015

Shares issued in reinvestment of distributions	590,878	7,066,903	625,362	6,935,263

Shares redeemed	(4,598,442)	(56,385,305)	(5,012,904)	(57,322,264)

	(1,124,361)	$(14,138,194)	(1,145,231)	$(13,263,986)

Investor C

Shares sold	368,716	$4,412,248	486,976	$5,510,366

Shares issued in reinvestment of distributions	81,053	962,100	111,741	1,228,034

Shares redeemed and automatic conversion of shares	(2,031,250)	(24,342,270)	(2,049,413)	(23,199,894)

	(1,581,481)	$(18,967,922)	(1,450,696)	$(16,461,494)

Class K

Shares sold	4,412,109	$54,652,009	4,234,855	$49,378,116

Shares issued in reinvestment of distributions	348,245	4,213,769	272,505	3,054,784

Shares redeemed	(3,389,870)	(41,962,977)	(1,747,389)	(20,350,721)

	1,370,484	$16,902,801	2,759,971	$32,082,179

Class R

Shares sold	167,838	$2,044,372	316,767	$3,637,325

Shares issued in reinvestment of distributions	27,436	327,584	25,431	281,771

Shares redeemed	(296,121)	(3,634,224)	(246,738)	(2,812,741)

	(100,847)	$(1,262,268)	95,460	$1,106,355

	(2,334,406)	$(27,727,483)	(1,596,294)	$(17,609,486)

60/40 Target Allocation

Institutional

Shares sold	5,679,484	$85,572,797	7,861,769	$108,242,524

Shares issued in reinvestment of distributions	682,747	9,961,271	515,635	6,754,825

Shares redeemed	(6,881,945)	(103,627,817)	(6,269,519)	(85,650,577)

	(519,714)	$(8,093,749)	2,107,885	$29,346,772

Investor A

Shares sold and automatic conversion of shares	4,261,383	$62,872,622	3,831,293	$53,739,423

Shares issued in reinvestment of distributions	1,158,867	16,571,804	999,620	10,383,346

Shares redeemed	(6,627,075)	(97,787,391)	(7,035,115)	(94,429,795)

	(1,206,825)	$(18,342,965)	(2,204,202)	$(30,307,026)

Investor C

Shares sold	514,487	$7,420,845	803,325	$10,549,852

Shares issued in reinvestment of distributions	94,309	1,319,379	81,374	1,023,687

Shares redeemed and automatic conversion of shares	(2,049,730)	(29,317,415)	(1,500,427)	(19,593,939)

	(1,440,934)	$(20,577,191)	(615,728)	$(8,020,400)

Class K

Shares sold	12,125,742	$180,030,574	8,588,334	$118,120,962

Shares issued in reinvestment of distributions	944,879	13,785,791	573,024	7,506,616

Shares redeemed	(7,096,538)	(109,034,861)	(3,702,804)	(50,846,799)

	5,974,083	$84,781,504	5,458,554	$74,780,779

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (continued)

	Year Ended 09/30/24		Year Ended 09/30/23

Fund Name/Share Class	Shares	Amount	Shares	Amount

60/40 Target Allocation (continued)

Class R

Shares sold	755,079	$11,289,782	640,082	$8,528,551

Shares issued in reinvestment of distributions	45,351	646,704	31,589	404,970

Shares redeemed	(172,272)	(2,556,600)	(423,890)	(5,648,428)

	628,158	$9,379,886	247,781	$3,285,093

	3,434,768	$47,147,485	4,994,290	$69,085,218

80/20 Target Allocation

Institutional

Shares sold	9,463,287	$157,229,752	7,977,433	$118,302,472

Shares issued in reinvestment of distributions	1,216,221	19,264,943	580,117	8,115,842

Shares redeemed	(7,384,336)	(122,877,562)	(5,474,357)	(81,402,949)

	3,295,172	$53,617,133	3,083,193	$45,015,365

Investor A

Shares sold and automatic conversion of shares	3,727,209	$60,783,875	3,572,051	$51,319,425

Shares issued in reinvestment of distributions	833,603	12,895,840	396,887	5,429,408

Shares redeemed	(3,302,912)	(53,603,057)	(3,136,238)	(45,174,124)

	1,257,900	$20,076,658	832,700	$11,574,709

Investor C

Shares sold	780,843	$12,250,248	913,419	$12,733,320

Shares issued in reinvestment of distributions	154,247	2,298,287	56,708	748,546

Shares redeemed and automatic conversion of shares	(1,268,058)	(19,761,868)	(980,129)	(13,641,998)

	(332,968)	$(5,213,333)	(10,002)	$(160,132)

Class K

Shares sold	8,841,370	$145,507,174	8,196,081	$120,452,972

Shares issued in reinvestment of distributions	1,212,756	19,210,051	527,236	7,376,039

Shares redeemed	(5,298,314)	(88,534,400)	(3,591,236)	(53,325,705)

	4,755,812	$76,182,825	5,132,081	$74,503,306

Class R

Shares sold	659,963	$10,698,425	453,133	$6,491,848

Shares issued in reinvestment of distributions	54,625	838,476	18,719	254,394

Shares redeemed	(110,968)	(1,808,777)	(130,778)	(1,882,047)

	603,620	$9,728,124	341,074	$4,864,195

	9,579,536	$154,391,407	9,379,046	$135,797,443

As of September 30, 2024, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation

Class K	18,349	18,727

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund, and BlackRock 80/20 Target Allocation Fund and the Board of Trustees of BlackRock Funds II:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund, and BlackRock 80/20 Target Allocation Fund of BlackRock Funds II (the “Funds”), including the schedules of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

November 21, 2024

We have served as the auditor of one or more BlackRock investment companies since 1992.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	55

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30, 2024:

Fund Name	Qualified Dividend Income

20/80 Target Allocation	$1,327,229
40/60 Target Allocation	3,611,195
60/40 Target Allocation	13,303,496
80/20 Target Allocation	15,880,702

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended September 30, 2024:

Fund Name	Qualified Business Income

20/80 Target Allocation	$5,166
40/60 Target Allocation	11,964
60/40 Target Allocation	43,358
80/20 Target Allocation	50,732

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as long-term capital dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended September 30, 2024:

Fund Name	20% Rate Long-Term Capital Gain Dividends

60/40 Target Allocation	$10,115,824
80/20 Target Allocation	30,889,531

The Funds intend to pass through to its shareholders the following amounts, or maximum amounts allowable by law, of the foreign source income earned and foreign taxes paid for the fiscal year ended September 30, 2024:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid

20/80 Target Allocation	$445,509	$17,047
40/60 Target Allocation	1,281,306	48,793
60/40 Target Allocation	4,779,705	197,995
80/20 Target Allocation	5,012,532	235,549

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended September 30, 2024:

Fund Name	Federal Obligation Interest

20/80 Target Allocation	$4,032,830
40/60 Target Allocation	4,058,863
60/40 Target Allocation	6,138,787
80/20 Target Allocation	3,048,776

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

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Important Tax Information (unaudited) (continued)

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2024 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

20/80 Target Allocation	5.90%
40/60 Target Allocation	11.98
60/40 Target Allocation	9.40
80/20 Target Allocation	13.41

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2024:

Fund Name	Interest Dividends

20/80 Target Allocation	$10,829,344
40/60 Target Allocation	11,342,773
60/40 Target Allocation	18,024,728
80/20 Target Allocation	8,515,858

The Funds hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2024:

Fund Name	Interest-Related Dividends

20/80 Target Allocation	$9,003,355
40/60 Target Allocation	9,359,613
60/40 Target Allocation	15,267,779
80/20 Target Allocation	7,646,352

I M P O R T A N T T A X I N F O R M A T I O N	57

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock 20/80 Target Allocation Fund (“20/80 Fund”), BlackRock 40/60 Target Allocation Fund (“40/60 Fund”), BlackRock 60/40 Target Allocation Fund (“60/40 Fund”) and BlackRock 80/20 Target Allocation Fund (“80/20 Fund”) (each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

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Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Funds

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, 80/20 Fund ranked in the first, second and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

The Board noted that for the one-, three- and five-year periods reported, 40/60 Fund ranked in the first, third and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.

The Board noted that for the one-, three- and five-year periods reported, each of 20/80 Fund and 60/40 Fund ranked in the second, third and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Funds, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the pertinent Fund’s underperformance relative to its Morningstar Category during the applicable period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	59

Disclosure of Investment Advisory Agreement (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that BlackRock will not receive any advisory fees from the Funds for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that each Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

60	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent trustees of the Fund and Trust, as applicable, is paid by the Fund and Trust, on behalf of the Funds.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	61

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

62	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	63

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 21, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: November 21, 2024